Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation and Principles of Consolidation
The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and variable interest entities for which the Company has determined it is the primary beneficiary. All intercompany accounts and transactions have been eliminated. The Company accounts for investments in businesses using the equity method when it has significant influence but not control (generally between 20% and 50% ownership) and is not the primary beneficiary. The significant accounting policies, as summarized below, conform to accounting principles generally accepted in the United States of America (“US GAAP”). The Company has reclassified certain amounts in prior period financial statements to conform to the current period’s presentation, including purchases and sales of short-term investments that were previously presented on a net basis within the Consolidated Statements of Cash Flows.
On November 20, 2023, the Company effected a 2-for-1 forward split of the Company’s Class A common stock. All share and per share information presented in the accompanying consolidated financial statements and notes thereto has been retrospectively adjusted to reflect the stock split for all periods presented. The authorized shares and the par value of the Class A common stock were not adjusted as a result of the stock split.
In the second quarter of 2023, the Enterprise and Advisory segment was renamed “Software and Advisory.” The Software and Advisory segment name change was to the name only and had no impact on the Company’s historical financial position, results of operations, cash flow or segment level results previously reported.
Effective April 1, 2022 the Company changed the inputs used to estimate the revenue recognition pattern of Certification Testing and Non-certification Testing, Inspections and Audit arrangements recognized over time. Previously measurement was based on the relationship between time elapsed and expected project duration, which was considered the most indicative of the Company’s performance to date under the terms of the contract. Beginning April 1, 2022, the Company measures progress towards completion of these contracts based on the relationship between time elapsed of each project phase relative to the expected duration of that phase. Project phase data was not previously available and is considered a more precise measure of the Company’s performance to-date under the terms of the contract. Refer to the revenue recognition section of Note 1 for additional information.
The Company serves its customers, manages the business and reports its financial results through two complementary businesses, Testing, Inspection and Certification (“TIC”) and Software and Advisory (“S&A”). The Company’s TIC business is made up of two segments, Industrial and Consumer, which provide comprehensive testing, inspection and certification services to customers across a broad array of end markets. The Company’s S&A business is a global provider of software, data and advisory solutions, enabling its customers to manage complex regulatory requirements, deliver supply chain transparency and operationalize sustainability. The Company generates revenue in these segments and the following service categories: Certification Testing; Ongoing Certification Services; Non-certification Testing and Other Services; and Software. The Company has presented its segment information as of and for the years ended December 31, 2023, 2022 and 2021 in accordance with the above segment structure.
Basis of Presentation
The condensed consolidated financial statements are unaudited and have been prepared in accordance with applicable rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been omitted. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2023 included in the Company’s final prospectus for its initial public offering filed with the SEC on April 15, 2024. It is management’s opinion that these financial statements include all normal and recurring adjustments necessary for a fair statement of the Company’s results of operations, financial position and cash flows. Results of operations for any interim period are not necessarily indicative of future or annual results. The Company has reclassified certain amounts in prior period financial statements to conform to the current period’s presentation.
On November 20, 2023, the Company effected a 2-for-1 forward split of the Company’s Class A common stock. All share and per share information presented in the accompanying condensed consolidated financial statements and notes thereto has been retrospectively adjusted to reflect the stock split for all periods presented. The authorized shares and the par value of the Class A common stock were not adjusted as a result of the stock split.

Stock-based Compensation
Stock-based Compensation
The Company maintains a Long-Term Incentive Plan (“LTIP”) under which CSARs are available to be issued for certain employees and officers. The Company measures CSARs based on their fair value in accordance with ASC Topic 718, Compensation—Stock Compensation. Compensation expense is recognized ratably over the requisite service period, which is generally the vesting period of the respective award. The compensation expense is recognized net of estimated forfeitures, which are estimated based on an analysis of historical share forfeitures.
The fair value of a CSAR is estimated using a Black-Scholes-Merton option valuation model that uses various assumptions including the estimated value of the underlying stock price, the expected stock price volatility, expected dividend yield, the risk-free interest rate, and expected term of the CSAR.
The absence of a public market for the Company’s common stock requires the Company to estimate the fair value per share of common stock. As set forth in the Company’s LTIP, the determination is made by the Human Capital and Compensation Committee and pursuant to a reasonable valuation method in accordance with Section 409A of the Internal Revenue Code, including without limitation, by reliance on third-party valuations completed within the preceding twelve months. The valuation methodology uses a combination of an income approach and a market approach.
The fair value using the income approach is determined using a discounted cash flow analysis to estimate future cash flows of the business, discounted at an appropriate risk-adjusted rate. The Company uses its internally developed long-range plans of earnings before interest, taxes, depreciation, amortization, capital expenditures and working capital to estimate future cash flows and include an estimated long-term future growth rate based on management’s most recent view of the long-term outlook for the business. Development of the Company’s long-range plans includes consideration of current and projected levels of income based on management’s plans for the business, business trends, market and economic conditions, as well as other relevant factors. The discount rate is determined using inputs from guideline public companies, adjusted for company specific factors.
The fair value using the market approach is derived from market multiples using comparable publicly traded companies for a group of benchmark companies. The selection of comparable businesses is based on the markets in which the Company operates given consideration to risk profiles, size, geography and diversity of products and services. The multiples are applied to estimated revenue and earnings before interest, taxes, depreciation and amortization for the next annual periods using the Company’s internally developed long-range plans.
The valuation methodology also considers several objective and subjective factors to estimate the fair value per share of the Company’s common stock, including market conditions, Company developments and milestones, the Company’s financial position, including cash on hand and long-term debt, and the Company’s historical and forecasted performance and operating results. Third-party valuations are performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The Company estimates volatility based on the volatility of a set of comparable peer companies. The expected dividend yield is based on the Company’s expected quarterly dividend divided by the estimated stock price. The risk-free interest rate represents the continuously compounded yield on zero coupon U.S. Treasury STRIPs with a remaining term equivalent to the estimated remaining term of the CSAR. The expected term is estimated based on a number of inputs including the stock price, volatility, and time remaining to expiration.
Stock-based Compensation
The Company maintains long-term incentive plans under which equity awards are available to be issued to certain employees, officers and directors. Stock-based compensation expense, measured as the fair value of an award on the date of grant, is recognized ratably over the requisite service period, which is generally equal to the vesting period of the respective award, however may be impacted by certain factors including the employee’s death, disability or retirement. Compensation expense related to performance share units is adjusted each reporting period based on the probable outcome of the performance conditions applicable to each grant.
The fair value of restricted stock units and performance share units is determined using the closing price of the Company’s stock on the date of grant. The fair value of each stock option is measured on the date of grant using a Black-Scholes-Merton option-pricing model that uses various assumptions including expected stock price volatility, expected dividend yield, the risk-free interest rate, and expected term of the award.
Recently Issued Accounting Standards - Not Adopted
Recently Issued Accounting Standards - Not Adopted
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which provides updates to qualitative and quantitative reportable segment disclosure requirements, including enhanced disclosures about significant segment expenses and increased interim disclosure requirements, among others. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted, and the amendments will be applied retrospectively. The ASU will result in additional segment information disclosures within the Company’s financial statements, but is not expected to impact the Company’s financial condition, results of operations or cash flows.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments should be applied prospectively; however, retrospective application is also permitted. The ASU will result in additional income tax disclosures within the Company’s financial statements but is not expected to impact the Company’s financial condition, results of operations or cash flows.
Recently Issued Accounting Standards – Not Adopted
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which provides updates to qualitative and quantitative reportable segment disclosure requirements, including enhanced disclosures about significant segment expenses and increased interim disclosure requirements, among others.
The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The amendments will be applied retrospectively. The ASU will result in additional segment information disclosures within the Company’s financial statements, but is not expected to impact the Company’s financial condition, results of operations or cash flows.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024. The amendments will be applied prospectively. The ASU will result in additional income tax disclosures within the Company’s financial statements, but is not expected to impact the Company’s financial condition, results of operations or cash flows.